Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 20 – COMMITMENTS AND CONTINGENCIES

In addition to commitments disclosed in Notes 3 and 7, the Company had the following commitments and contingencies.

Personal property tax and other accrued liabilities

Personal property tax for Tooele County, Utah, is billed and becomes due on November 30 of each year. At December 31, 2019, the amount due to Tooele County is nil. At December 31, 2018, the balance due for these taxes was $134,687 which included delinquent taxes from prior years. The balance was paid in full in March 2019 with funds received under the Purchase Agreement.

Employment Agreements

The Company has an employment agreement with Mr. Havenstrite as President of the Company, which is ongoing. The agreement, as amended, requires Mr. Havenstrite to meet certain time requirements and limits the number of other board member obligations in which he can participate. The agreement allows for a base annual salary of $144,000 plus certain performance compensation upon fulfillment of established goals. The agreement allows the board of directors to terminate Mr. Havenstrite’s employment at any time, providing for a severance payment upon termination without cause.

At December 31, 2019 and December 31, 2018, accrued compensation of nil and $828,039, were due to officers of the Company. Of the amounts accrued at December 31, 2019 and December 31, 2018, accrued compensation of nil and $593,232 is due to Rick Havenstrite and nil and $234,807 is due to Marianne Havenstrite, Treasurer and Principal Financial Officer.

Finder’s Agreement

On May 11, 2018, the Company entered into an agreement with Mount Royal Consultants (Mount Royal) to assist in finding prospective investors. Mount Royal would receive a finder’s fee of 7% for a connection with a company that resulted in a qualified investment consisting of equity securities or a fee of 3% for a connection with a company that resulted in a purchase of debt securities. On March 7, 2019, the Company closed a Purchase Agreement (Note 3) to a buyer for the purchase of gold produced from the Company’s mining property. This agreement was deemed to be subject to the finder’s fee and resulted in a payment to Mount Royal of $318,000, 3% of the $10,600,000 beneficially received by the Company in accordance with the terms of the Purchase Agreement. On November 1, 2019, an additional payment of 3% of the Tranche 2 payment received by the Company resulted in a payment of $48,000 to Mount Royal and a third payment of $42,000 was issued after receipt of the Tranche 3 payment on December 27, 2019. Future amounts to be received from investors could also be subject to this agreement. During the years ended December 31, 2019 and 2018, the Company recognized $408,000 and nil, respectively, as consulting expense relating to this agreement.

Stock Redeemable with Gold Proceeds

In 2012, the Company sold 130,000 shares of its common stock.  Under the terms of this offering, the shares could be redeemed for cash generated from the sale of gold. Each investor received the right to convert a minimum of one-half and up to all of his shares (on a pro rata basis) into the value of the number of ounces represented by the total investment, determined using a base price of $1,000 per ounce.  Due to the redemption feature of these shares, the shares were initially recorded as a liability and not as equity.

All investors opted to convert their shares for cash from 5% of the gold sales.  At December 31, 2018, included in accounts payable was $151,405 to investors for their portion of gold sales occurring October 2014 to June 2015. This balance was paid to the investors in March 2019 fully satisfying the terms of the original offering. Upon full satisfaction of the redemption provisions, the shares of common stock should have been returned to the Company. However, the Company allowed the investors to keep the shares. The Company recognized an expense of $63,094, which includes $52,000 for the fair value of the shares of common stock, as loss on settlement of redeemable stock during the year ended December 31, 2019.

Mining Leases

Annual claims fees are currently $155 per claim plus administrative and school trust land fees. Total paid for claims fees in 2019 was $14,794.